Insurance (Obligations Under Funding Agreements - FHLB Common Stock) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank of New York
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	$ 666	$ 661
Federal Home Loan Bank of Boston
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	36	55
Federal Home Loan Bank of Des Moines
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	44	66
Federal Home Loan Bank of Pittsburgh
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	$ 96	$ 35